Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options Granted to Employees Outstanding (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 1	1.4
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 2	$ 471,200
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 3	9.37
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 4	1.4
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 5	0
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 6	0.69
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 7	706,904
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 8	9.17
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 9	0.69
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 10	7,069
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 11	0.61
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 12	100,000
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 13	9.98
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 14	0.61
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 15	9,000
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 16	1,278,104
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 17	9.31
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 18	0.95
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 19	$ 16,069